Equity Investment in OCHL (Details 1) - USD ($)	8 Months Ended	12 Months Ended
	Nov. 24, 2016	Mar. 31, 2016
Equity Investments in OCHL [Abstract]
Revenue	$ 406,590	$ 1,087,876
Cost of revenue	546,480	920,667
Gross profit	3,374,724	5,834,040
Operating expenses
Selling, general and administrative	2,893,306	4,613,058
Depreciation and amortization	74,828	133,106
Total operating expenses	2,968,134	4,746,164
Income from operations before other expenses	406,590	1,087,876
Other expenses
Interest	28,002	45,997
Income before provision for taxes	378,588	1,041,879
Taxes	112,924	220,773
Net income	$ 265,664	$ 821,105